Document And Entity Information	Feb. 13, 2025
Document Information [Line Items]
Entity, Registrant Name	REVIVA PHARMACEUTICALS HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Feb. 13, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38634
Entity, Tax Identification Number	85-4306526
Entity, Address, Address Line One	10080 N. Wolfe Rd., Suite SW3-200
Entity, Address, City or Town	Cupertino
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95014
City Area Code	408
Local Phone Number	501-8881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001742927
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	RVPH
Security Exchange Name	NASDAQ
WarrantsToPurchaseOneShareOfCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Common Stock
Trading Symbol	RVPHW
Security Exchange Name	NASDAQ